Supplemental information on oil and gas producing activities (unaudited) - Reserve information (Details) - gal		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplemental information on oil and gas producing activities (unaudited)
Opening balance		1,883	2,011	2,002
Proved reserves, Revisions of previous estimates	[1]	84	9	63
Proved reserves, Improved recovery		97	93	81
Proved reserves, Purchases		35	0	48
Proved reserves, Extensions and discoveries		49	17	57
Proved reserves, Sales		(6)	0	0
Proved reserves, Production		(250)	(247)	(240)
Closing balance		1,892	1,883	2,011
Proved developed reserves: Opening balance		1,435	1,376	1,370
Proved developed reserves: Closing balance		1,394	1,435	1,376
Proved undeveloped reserves: Opening balance		448	635	632
Proved undeveloped reserves: Closing balance		498	448	635
Gas
Supplemental information on oil and gas producing activities (unaudited)
Opening balance		2,346	2,828	3,151
Proved reserves, Revisions of previous estimates	[1]	(55)	(165)	(104)
Proved reserves, Improved recovery		102	9	21
Proved reserves, Purchases		5	0	50
Proved reserves, Extensions and discoveries		40	0	33
Proved reserves, Sales		(5)	0	0
Proved reserves, Production		(317)	(326)	(323)
Closing balance		2,116	2,346	2,828
Proved developed reserves: Opening balance		2,007	2,174	2,561
Proved developed reserves: Closing balance		1,750	2,007	2,174
Proved undeveloped reserves: Opening balance		339	654	590
Proved undeveloped reserves: Closing balance		366	339	654
Oil
Supplemental information on oil and gas producing activities (unaudited)
Opening balance		1,471	1,515	1,449
Proved reserves, Revisions of previous estimates	[1]	94	38	81
Proved reserves, Improved recovery		79	91	77
Proved reserves, Purchases		35	0	39
Proved reserves, Extensions and discoveries		42	17	52
Proved reserves, Sales		(5)	0	0
Proved reserves, Production		(194)	(190)	(183)
Closing balance		1,522	1,471	1,515
Proved developed reserves: Opening balance		1,083	995	921
Proved developed reserves: Closing balance		1,087	1,083	995
Proved undeveloped reserves: Opening balance		388	520	528
Proved undeveloped reserves: Closing balance		435	388	520

[1]	Represents changes in previous proved reserves, upward or downward, resulting from new information (except for an increase in a proved area), usually obtained from development drilling and production history or result from changes in economic factors.